LEASES - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) m²
Herzliya [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,139
Monthly fee | $	$ 35
U.S. subsidiaries [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,701
Monthly fee | $	$ 27